Related Party Transactions and Balances (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total loans from a cost investment investee	$ 14,539,956	$ 15,367,146
From August 23, 2016 to August 22, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee	$ 3,634,989	$ 3,841,787
From August 30, 2016 to November 29, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee	$ 2,180,993	$ 2,305,072
From September 1, 2016 to November 30, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee	$ 1,453,996	$ 1,536,715
From September 19, 2016 to March 18, 2018 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee	$ 7,269,978	$ 7,683,572